Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Deposits by Customers

	30 June 2018 £m	31 December 2017 £m
Current and demand accounts – interest-bearing	84,656	85,749
– non-interest-bearing	2	2
Savings accounts(1)	65,033	70,461
Time deposits	17,358	19,951
Amounts due to Santander UK Group Holdings plc(2)	8,301	6,256
Amounts due to fellow Banco Santander subsidiaries	535	727
	175,885	183,146

(1)	Includes equity index-linked deposits of £1,232m (2017: £1,301m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,232m and £44m (2017: £1,301m and £67m) respectively.
(2)	Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.